Other receivables, net (Tables)	6 Months Ended
Jun. 30, 2024
Receivables [Abstract]
Schedule of other receivables, net

	June 30, 2024	December 31, 2023

Receivables from sales of short-term investment	$1,888,662	$6,788,662
Others	345,147	323,235
Total other receivables	$2,233,809	$7,111,897
Allowance for expected credit losses	(1,888,662)	(1,888,662)
Total other receivables, net	$345,147	$5,223,235